Consolidated Balance Sheets (Parentheticals) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Accounts receivable, allowance for doubtful accounts	¥ 107,684	¥ 74,229
Other current assets, allowance for doubtful accounts	15,192	15,693
Other assets, net of allowance doubtful accounts	¥ 61,877	¥ 61,593
Common stock, shares authorized (in shares)	75,520,000	75,520,000
Common stock, shares issued (in shares)	46,711,400	46,711,400
Common stock, shares outstanding (in shares)	46,711,400	46,711,400
Treasury stock, shares (in shares)	1,650,909	758,709